Benefit Obligations (Schedule of Percentage of US and International Projected Benefit Obligation) (Details)	Dec. 31, 2012	Dec. 31, 2011
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of US and international projected benefit obligation	100.00%	100.00%
United States Pension Plans of US Entity, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of US and international projected benefit obligation	84.00%	86.00%
Foreign Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of US and international projected benefit obligation	16.00%	14.00%
Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of US and international projected benefit obligation	100.00%	100.00%
United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of US and international projected benefit obligation	88.00%	88.00%
Foreign Postretirement Benefit Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of US and international projected benefit obligation	12.00%	12.00%